Stock Based Compensation (Tables)	12 Months Ended
Dec. 31, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Summary of Stock Option Activity

The following is a summary of stock option activity for the year ended December 31, 2015:

		Weighted
		Average	Aggregate
		Exercise	Intrinsic Value
	Shares	Price	(in thousands)
Options outstanding at the beginning of the year	12,859	$5.13	$—

Options granted	—	—
Options exercised	—	—
Forfeitures	—	—

Options outstanding at the end of the year	12,859	$5.13	$—

Options exercisable at the end of the year	12,859	$5.13	$—